Note 16 - Income Tax (Details) - Provision for (Recovery of) Income Tax - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current
Current	$ 29,799	$ 19,084	$ 17,191
Deferred
Deferred	2,753	(879)	(4,810)
Total	32,552	18,205	12,381
Canada Revenue Agency [Member] | Domestic Tax Authority [Member]
Current
Current	(770)	(6,343)	(5,229)
Deferred
Deferred	(875)	(336)	(455)
Internal Revenue Service (IRS) [Member] | Foreign Tax Authority [Member]
Current
Current	1,555	(3,474)	(215)
Deferred
Deferred	5,980	2,728	(256)
Other Foreign Tax Authorities [Member] | Foreign Tax Authority [Member]
Current
Current	29,014	28,901	22,635
Deferred
Deferred	$ (2,352)	$ (3,271)	$ (4,099)